Fair Value of Assets and Liabilities - Financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Mortgage loans, net	$ 3,359	$ 3,988
Financial liabilities
Liability for collateral	334	530	$ 525	$ 542
Notes due to related parties	214	214
Significant unobservable inputs (Level 3) | Amortized cost, net
Financial assets
Mortgage loans, net	3,359	3,988
Bank loans	245	344
Agent loans	631	666
Financial liabilities
Contractholder funds on investment contracts	7,764	8,403
Notes due to related parties	214	214
Significant unobservable inputs (Level 3) | Fair value
Financial assets
Mortgage loans, net	3,587	4,159
Bank loans	250	337
Agent loans	634	664
Financial liabilities
Contractholder funds on investment contracts	9,058	9,123
Notes due to related parties	225	215
Significant other observable inputs (Level 2) | Amortized cost, net
Financial liabilities
Liability for collateral	334	530
Significant other observable inputs (Level 2) | Fair value
Financial liabilities
Liability for collateral	$ 334	$ 530